Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consisted of the following at December 31:

in thousands	2012	2011
Machinery and equipment	$45,034	$29,807
Buildings and improvements	22,501	14,504
Computer equipment and software	19,873	11,885
Office equipment	3,785	2,610
Furniture and fixtures	5,019	2,400
Land	8,772	4,430
	104,984	65,636
Accumulated depreciation and amortization	(46,523)	(38,951)
	58,461	26,685
Capital work-in-progess	3,609	12,984
	$62,070	$39,669